Other Assets - Disclosure of the Bond Portfolio Stated at Fair Value (Detail) - Bonds [member] - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maturity of bond portfolio, stated fair value	$ 103.0	$ 97.7
Within one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maturity of bond portfolio, stated fair value	14.0	5.6
2018 to 2022 [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maturity of bond portfolio, stated fair value	85.2	73.5
More than five years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maturity of bond portfolio, stated fair value	$ 3.8	$ 18.6